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As filed with the U.S. Securities and Exchange Commission on September 25, 2002
                                                     Registration No. 333-42378

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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------

                                    FORM S-6
                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933   [_]
                       POST-EFFECTIVE AMENDMENT NO. 3 [X]
                       ----------------------------------

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT UV
                              (Exact name of trust)

                       JOHN HANCOCK LIFE INSURANCE COMPANY
                               (Name of depositor)

                               JOHN HANCOCK PLACE
                 INSURANCE & SEPARATE ACCOUNTS DIV. - LAW SECTOR
                           BOSTON, MASSACHUSETTS 02117
          (Complete address of depositor's principal executive offices)
                              --------------------

                             RONALD J. BOCAGE, ESQ.
                       JOHN HANCOCK LIFE INSURANCE COMPANY
                 INSURANCE & SEPARATE ACCOUNTS DIV. - LAW SECTOR
                        JOHN HANCOCK PLACE, BOSTON, 02117
                (Name and complete address of agent for service)
                            -------------------------

                                    Copy to:
                               THOMAS C. LAUERMAN
                              Foley & Lardner 3000
                                 K Street, N.W.
                             Washington, D.C. 20007
                           --------------------------

It is proposed that this filing become effective (check appropriate box)

     [X]  immediately upon filing pursuant to paragraph (b) of Rule 485

     [_]  on May 1, 2002 pursuant to paragraph (b) of Rule 485

     [_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [_]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box

     [X] this post-effective amendment designates a new effective date for a previously filed amendment.

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.


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The sole purpose of this filing is to change the effective date indicated in the previous filing (Post-Effective Amendment Number 2 to this File) to September
27, 2002.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the John Hancock Life Insurance Company has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and attested, all in the City of Boston and Commonwealth of Massachusetts on the 25th day of September, 2002.

                                            On behalf of the Registrant,
                                            JOHN HANCOCK LIFE INSURANCE COMPANY
                                            (Depositor)


                                            By: /s/ DAVID F. D'ALESSANDRO
                                               --------------------------------
                                                David F. D'Alessandro
                                                Chairman, President and Chief
                                                   Executive Officer

Attest: /s/ RONALD J. BOCAGE
        ----------------------------
        Ronald J. Bocage
        Vice President and Counsel


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     Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Life Insurance Company and on the dates indicated.

/s/ THOMAS E. MOLONEY                                  September 25, 2002
------------------------------------
Thomas E. Moloney
Senior Executive Vice President and
Chief Financial Officer
(Principal Financial Officer and
Acting Principal Accounting Officer)


/s/ DAVID F. D'ALESSANDRO                              September 25, 2002
---------------------------
David F. D'Alessandro
Chairman, President and Chief Executive Officer
(Principal Executive Officer)

Signing for himself and as Attorney-In-Fact for:

Foster L. Aborn            Director
Wayne A. Budd              Director
John M. Connors, Jr.       Director
John M. DeCiccio           Director
Richard B. DeWolfe         Director
Robert E. Fast             Director
Thomas P. Glynn            Director
Michael C. Hawley          Director
Edward H. Linde            Director
Judith A. McHale           Director
R. Robert Popeo            Director
Richard F. Syron           Director
Robert J. Tarr, Jr.        Director



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     Pursuant to the requirements of the Securities Act of 1933, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 25th day of September, 2002.

On behalf of the Registrant
By John Hancock Life Insurance Company
(Depositor)


                                        By:      /s/ DAVID F. D'ALESSANDRO
                                                 --------------------------
                                                  David F. D'Alessandro
                                                  Chairman, President and
                                                  Chief Executive Officer

Attest:  /s/ RONALD J. BOCAGE
         ---------------------------
         Ronald J. Bocage
         Vice President and Counsel